Consolidated statements of cash flows (Parenthetical) - Osisko Mining Incorporated $ in Millions, $ in Millions	Oct. 25, 2024 USD ($)
Condensed Cash Flow Statements, Captions [Line Items]
Portion of consideration paid consisting of cash and cash equivalents	$ 1,483.2
Asset acquisition, cash and equivalents	$ 30.7